5. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes
	2014	2013
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

Schedule of deferred income taxes
	YEARS ENDED DECEMBER 31,
	2014	2013

Net operating loss carry-forwards	$(11,792,000)	$(7,588,000)
Stock based compensation – options/warrants	2,686,000	1,588,000
Stock issued for services (stock grants)	971,000	825,000
Disallowed entertainment expense	45,000	38,000
Charitable contribution limitation	10,000	10.000
Preferred Stock	39,000	39,000
Bad debt expense	31,000	12,000
Penalties	1,000	1,000
Loss on extinguishment of debt	129,000	–
Beneficial conversion features	119,000	95,000
Mobiquity-Spain – net loss	440,000	102,000
Deferred Tax Assets	(7,321,000)	(4,881,000)
Less Valuation Allowance	7,321,000	4,323,000
Net Deferred Tax Asset	$–	$–

Reconciliation of federal statutory rate
	YEARS ENDED DECEMBER 31,
	2014		2013

Federal Statutory Tax Rate	34.00%		34.00%
State Taxes, net of Federal benefit	6.00%		6.00%
Change in Valuation Allowance	(40.00%	)	(40.00%	)
Total Tax Expense	0.00%		0.00%